United States
Securities and Exchange Commission
Washington, D.C.  20549

Form N-Q
Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust
___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
(Address of Principal Executive Offices)

(412) 288-1900
(Registrant's Telephone Number)

John W. McGonigle, Esquire
Federated Investors Tower
1001 Liberty Avenue
Pittsburgh, Pennsylvania 15222-3779
(Name and Address of Agent for Service)
(Notices should be sent to the Agent for Service)

Date of Fiscal Year End:  12/31/2011

Date of Reporting Period:  Quarter ended 03/31/2011

Item 1.                      Schedule of Investments

High Yield Bond Portfolio

Portfolio of Investments

March 31, 2011 (unaudited)

Principal Amount or Shares			Value
		Corporate Bonds – 98.2%
		Aerospace/Defense – 1.7%
$3,950,000		Alliant Techsystems, Inc., Sr. Sub. Note, 6.75%, 4/1/2016	4,073,437
5,525,000	[1,2]	Altegrity, Inc., Company Guarantee, Series 144A, 10.50%, 11/1/2015	5,884,125
3,200,000	[1,2]	Altegrity, Inc., Company Guarantee, Series 144A, 11.75%, 5/1/2016	3,440,000
1,075,000		Hawker Beechcraft Acquisition Co. LLC/Hawker Beechcraft Notes, Sr. Sub. Note, 9.75%, 4/1/2017	792,813
1,950,000		ManTech International Corp., Company Guarantee, 7.25%, 4/15/2018	2,057,250
2,013,614	[1,2]	Sequa Corp., Bond, Series 144A, 13.50%, 12/1/2015	2,209,941
2,500,000	[1,2]	Sequa Corp., Sr. Note, , Series 144A ,11.75%, 12/1/2015	2,712,500
11,600,000	[1,2]	TransDigm, Inc., Sr. Sub. Note, Series 144A, 7.75%, 12/15/2018	12,513,500
		TOTAL	33,683,566
		Automotive – 4.6%
3,465,000	[1,2]	Affinia Group, Inc., Sr. Secd. Note, Series 144A, 10.75%, 8/15/2016	3,954,431
1,300,000	[1,2]	Affinia Group, Inc., Sr. Sub. Note, Series 144A, 9.00%, 11/30/2014	1,345,500
700,000	[1,2]	American Axle & Manufacturing Holdings, Inc., Sr. Sub. Note, Series 144A, 9.25%, 1/15/2017	780,500
3,700,000		ArvinMeritor, Inc., Company Guarantee, 10.625%, 3/15/2018	4,181,000
3,950,000		Cooper-Standard Automotive, Inc., Company Guarantee, 8.50%, 5/1/2018	4,266,000
700,000		Dana Holding Corp., Sr. Note, 6.50%, 2/15/2019	700,000
750,000		Dana Holding Corp., Sr. Note, 6.75%, 2/15/2021	753,750
4,500,000	[1,2]	Exide Technologies, Sr. Secd. Note, Series 144A, 8.625%, 2/1/2018	4,826,250
2,700,000		Ford Motor Credit Co., Floating Rate Note — Sr. Note, 3.05313%, 1/13/2012	2,727,027
1,425,000		Ford Motor Credit Co., Note, 7.50%, 8/1/2012	1,519,389
2,900,000		Ford Motor Credit Co., Sr. Note, 7.00%, 4/15/2015	3,137,380
2,625,000		Ford Motor Credit Co., Sr. Note, 8.00%, 6/1/2014	2,919,060
5,600,000		Ford Motor Credit Co., Sr. Unsecd. Note, 6.625%, 8/15/2017	5,976,986
10,575,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.00%, 12/15/2016	12,004,116
4,675,000		Ford Motor Credit Co., Sr. Unsecd. Note, 8.125%, 1/15/2020	5,356,643
12,700,000	[3,4]	General Motors Corp., Deb., 7.40%, 9/1/2025	3,619,500
1,675,000		Lear Corp., Company Guarantee, 7.875%, 3/15/2018	1,829,938
800,000		Lear Corp., Company Guarantee, 8.125%, 3/15/2020	884,000
3,100,000		Navistar International Corp., Sr. Note, 8.25%, 11/1/2021	3,452,625
4,600,000	[1,2]	Pinafore, LLC, Sr. Secd. 2nd Priority Note, Series 144A, 9.00%, 10/1/2018	5,014,000
4,875,000	[1,2]	Stoneridge, Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/15/2017	5,411,250
1,675,000	[1,2]	TRW Automotive, Inc., Sr. Note, Series 144A, 8.875%, 12/1/2017	1,884,375
4,400,000		Tenneco Automotive, Inc., Company Guarantee, 6.875%, 12/15/2020	4,576,000
425,000		Tenneco Automotive, Inc., Company Guarantee, 7.75%, 8/15/2018	455,813
3,353,000	[1,2]	Tower Automotive, Inc., Sr. Secd. Note, Series 144A, 10.625%, 9/1/2017	3,755,360
4,575,000	[1,2]	United Components, Inc., Sr. Note, Series 144A, 8.625%, 2/15/2019	4,826,625
		TOTAL	90,157,518
		Building Materials – 1.6%
700,000	[1,2]	American Standard Cos., Sr. Secd. Note, Series 144A, 10.75%, 1/15/2016	750,750
3,750,000	[1,2]	Associated Materials, Inc., Sr. Secd. Note, Series 144A, 9.125%, 11/1/2017	4,021,875
2,125,000	[1,2]	Building Materials Corp. of America, Sr. Note, Series 144A, 7.50%, 3/15/2020	2,220,625
1,925,000		Interline Brands, Inc., Company Guarantee, 7.00%, 11/15/2018	1,982,750
7,375,000		Norcraft Cos. LLC, Sr. Secd. Note, Series WI, 10.50%, 12/15/2015	7,918,906
1,823,000		Norcraft Holdings LP, Sr. Disc. Note, 9.75%, 9/1/2012	1,813,885
3,075,000	[1,2]	Nortek Holdings, Inc., Sr. Note, Series 144A, 10.00%, 12/1/2018	3,328,688

Principal Amount or Shares			Value
$4,990,108		Nortek Holdings, Inc., Sr. Secd. Note, 11.00%, 12/1/2013	5,301,990
4,375,000	[1,2]	Ply Gem Industries, Inc., Sr. Secd. Note, Series 144A, 8.25%, 2/15/2018	4,517,187
		TOTAL	31,856,656
		Chemicals – 3.5%
1,150,000	[1,2]	Celanese Corp., Company Guarantee, Series 144A, 6.625%, 10/15/2018	1,187,375
5,750,000		Compass Minerals International, Inc., Company Guarantee, 8.00%, 6/1/2019	6,296,250
1,650,000		Ferro Corp., Sr. Note, 7.875%, 8/15/2018	1,757,250
7,825,000		Hexion U.S. Finance Corp., Sr. Secd. Note, 8.875%, 2/1/2018	8,314,062
2,275,000	[1,2]	Hexion U.S. Finance Corp., Sr. Secd. Note, Series 144A, 9.00%, 11/15/2020	2,364,578
6,900,000		Huntsman International LLC, Company Guarantee, 5.50%, 6/30/2016	6,813,750
3,300,000		Huntsman International LLC, Company Guarantee, Series WI, 8.625%, 3/15/2020	3,613,500
3,900,000	[1,2]	Huntsman International LLC, Sr. Sub. Note, Series 144A, 8.625%, 3/15/2021	4,270,500
2,550,000		Koppers Holdings, Inc., Company Guarantee, Series WI, 7.875%, 12/1/2019	2,779,500
4,925,000	[1,2]	Momentive Performance Materials, Inc., Series 144A, 9.00%, 1/15/2021	5,103,531
550,000		Nalco Co., Sr. Note, 8.25%, 5/15/2017	603,625
5,775,000	[1,2]	Nalco Co., Sr. Note, Series 144A, 6.625%, 1/15/2019	5,969,906
2,775,000	[1,2]	Omnova Solutions, Inc., Sr. Note, Series 144A, 7.875%, 11/1/2018	2,823,563
2,625,000	[1,2]	Oxea Finance, Sr. Secd. Note, Series 144A, 9.50%, 7/15/2017	2,874,375
750,000	[1,2]	Polymer Group, Inc., Sr. Secd. Note, Series 144A, 7.75%, 2/1/2019	777,188
6,900,000		Solutia, Inc., Company Guarantee, 8.75%, 11/1/2017	7,624,500
1,375,000		Solutia, Inc., Sr. Note, 7.875%, 3/15/2020	1,498,750
925,000		Union Carbide Corp., Deb., 7.50%, 6/1/2025	987,932
1,100,000		Union Carbide Corp., Sr. Deb., 7.875%, 4/1/2023	1,215,408
1,925,000	[1,2]	Vertellus Specialties, Inc., Sr. Secd. Note, Series 144A, 9.375%, 10/1/2015	2,064,563
		TOTAL	68,940,106
		Construction Machinery – 1.0%
1,975,000	[1,2]	Case New Holland, Sr. Note, Series 144A, 7.875%, 12/1/2017	2,204,594
2,373,000		RSC Equipment Rental, Inc., Sr. Note, 9.50%, 12/1/2014	2,497,582
3,625,000		RSC Equipment Rental, Inc., Sr. Note, Series WI, 10.25%, 11/15/2019	4,150,625
1,575,000	[1,2]	RSC Equipment Rental, Inc., Sr. Secd. Note, Series 144A, 10.00%, 7/15/2017	1,803,375
1,000,000	[1,2]	RSC Equipment Rental, Inc., Sr. Unsecd. Note, Series 144A, 8.25%, 2/1/2021	1,045,000
7,800,000		United Rentals, Inc., Sr. Sub. Note, 8.375%, 9/15/2020	8,190,000
		TOTAL	19,891,176
		Consumer Products – 4.7%
4,925,000		Central Garden & Pet Co., Sr. Sub., 8.25%, 3/1/2018	5,183,562
6,125,000		Diversey Holdings, Inc., Sr. Unsecd. Note, 10.50%, 5/15/2020	7,143,281
3,075,000		Diversey, Inc., Company Guarantee, 8.25%, 11/15/2019	3,313,313
7,425,000		Easton Bell Sports Inc., Sr. Secd. Note, 9.75%, 12/1/2016	8,390,250
8,400,000		Jarden Corp., Sr. Sub. Note, 7.50%, 5/1/2017	9,009,000
1,950,000		Jarden Corp., Sr. Unsecd. Note, 8.00%, 5/1/2016	2,142,563
3,127,000		Libbey Glass, Inc., Sr. Secd. Note, 10.00%, 2/15/2015	3,424,065
3,550,000	[1,2]	Prestige Brands Holdings, Inc., Company Guarantee, Series 144A, 8.25%, 4/1/2018	3,763,000
1,375,000		School Specialty, Inc., Conv. Bond, 3.75%, 11/30/2026	1,389,396
2,200,000	[1,2]	Sealy Mattress Co., Sr. Secd. Note, Series 144A, 10.875%, 4/15/2016	2,502,500
10,225,000		Sealy Mattress Co., Sr. Sub. Note, 8.25%, 6/15/2014	10,378,375
8,575,000	[1,2]	Simmons Co., Company Guarantee, Series 144A, 11.25%, 7/15/2015	9,293,156
9,420,770		Spectrum Brands, Inc., Bond, 12.00%, 8/28/2019	10,551,262
2,025,000	[1,2]	Spectrum Brands, Inc., Sr. Secd. Note, Series 144A, 9.50%, 6/15/2018	2,242,688

Principal Amount or Shares			Value
$13,725,000		Visant Corp., Company Guarantee, Series WI, 10.00%, 10/1/2017	14,891,625
		TOTAL	93,618,036
		Energy – 6.3%
7,325,000		ATP Oil & Gas Corp., Sr. Secd. 2nd Priority Note, Series WI, 11.875%, 5/1/2015	7,727,875
675,000	[1,2]	Basic Energy Services, Inc., Bond, Series 144A, 7.75%, 2/15/2019	696,938
6,675,000		Basic Energy Services, Inc., Company Guarantee, 7.125%, 4/15/2016	6,808,500
1,075,000		Berry Petroleum Co., Sr. Unsecd. Note, 6.75%, 11/1/2020	1,111,281
5,975,000	[1,2]	CHC Helicopter Corp., Sr. Secd. Note, Series 144A, 9.25%, 10/15/2020	6,184,125
6,700,000	[1,2]	CVR Energy, Inc., 2nd Priority Sr. Secd. Note, Series 144A, 10.875%, 4/1/2017	7,654,750
975,000		Chaparral Energy Inc., Company Guarantee, 8.875%, 2/1/2017	1,028,625
6,050,000	[1,2]	Chaparral Energy Inc., Company Guarantee, Series 144A, 9.875%, 10/1/2020	6,745,750
1,300,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 11/15/2020	1,410,500
4,375,000		Chesapeake Energy Corp., Sr. Note, 6.875%, 8/15/2018	4,779,687
3,500,000		Chesapeake Energy Corp., Sr. Unsecd. Note, 6.625%, 8/15/2020	3,745,000
214,000		Cie Generale de Geophysique, Company Guarantee, 7.50%, 5/15/2015	220,955
1,750,000		Cie Generale de Geophysique, Company Guarantee, 9.50%, 5/15/2016	1,960,000
5,825,000		Cie Generale de Geophysique, Sr. Unsecd. Note, 7.75%, 5/15/2017	6,152,656
4,100,000		Complete Production Services, Inc., Sr. Note, 8.00%, 12/15/2016	4,346,000
4,850,000		Comstock Resources, Inc., Company Guarantee, 7.75%, 4/1/2019	4,940,937
3,825,000		Concho Resources, Inc., Sr. Note, 7.00%, 1/15/2021	4,035,375
2,175,000		Copano Energy LLC, Company Guarantee, 7.125%, 4/1/2021	2,207,625
1,625,000		Denbury Resources, Inc., Sr. Sub. Note, 6.375%, 8/15/2021	1,669,688
1,300,000		Denbury Resources, Inc., Sr. Sub. Note, 9.75%, 3/1/2016	1,472,250
2,142,000		Denbury Resources, Inc., Sr. Sub., 8.25%, 2/15/2020	2,404,395
2,925,000		EXCO Resources, Inc., Sr. Note, 7.50%, 9/15/2018	2,983,500
925,000	[1,2]	Frac Tech Services LLC, Company Guarantee, Series 144A, 7.125%, 11/15/2018	950,438
4,825,000	[1,2]	Hilcorp Energy I LP/Hilcorp Finance Co., Sr. Note, Series 144A, 7.75%, 11/1/2015	5,018,000
4,725,000	[1,2]	Linn Energy LLC, Sr. Note, Series 144A, 8.625%, 4/15/2020	5,268,375
3,875,000	[1,2]	Linn Energy LLC, Sr. Unsecd. Note, Series 144A, 7.75%, 2/1/2021	4,155,937
3,725,000	[1,2]	McJunkin Red Man Corp., Sr. Secd. Note, Series 144A, 9.50%, 12/15/2016	3,790,188
5,925,000		PHI, Inc., Company Guarantee, Series WI, 8.625%, 10/15/2018	6,228,656
8,400,000		Petrohawk Energy Corp., Company Guarantee, 7.25%, 8/15/2018	8,694,000
2,000,000		Pioneer Natural Resources, Inc., Bond, 6.875%, 5/1/2018	2,178,964
1,200,000		Plains Exploration & Production Co., Sr. Note, 7.00%, 3/15/2017	1,245,000
2,000,000		Plains Exploration & Production Co., Sr. Note, 7.625%, 6/1/2018	2,150,000
2,825,000		Plains Exploration & Production Co., Sr. Note, 7.75%, 6/15/2015	2,962,719
1,625,000		Range Resources Corp., Sr. Sub. Note, 6.375%, 3/15/2015	1,665,625
		TOTAL	124,594,314
		Entertainment – 1.7%
7,850,000	[1,2]	Cedar Fair LP, Sr. Unsecd. Note, Series 144A, 9.125%, 8/1/2018	8,556,500
7,075,000		Cinemark USA, Inc., Company Guarantee, 8.625%, 6/15/2019	7,764,812
2,475,000	[1,3,4,5]	Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	0
1,075,000	[1,2]	Palace Entertainment Holdings LLC, Sr. Secd. Note, Series 144A, 8.875%, 4/15/2017	1,104,563
4,525,000		Regal Cinemas, Inc., Company Guarantee, 8.625%, 7/15/2019	4,881,344
3,375,000		Universal City Development Partners Ltd., Company Guarantee, 10.875%, 11/15/2016	3,805,312
6,975,000		Universal City Development Partners Ltd., Company Guarantee, 8.875%, 11/15/2015	7,628,906
		TOTAL	33,741,437
		Financial Institutions – 6.4%
2,674,000		Ally Financial, Inc., Company Guarantee, 6.875%, 9/15/2011	2,730,823

Principal Amount or Shares			Value
$5,550,000		Ally Financial, Inc., Company Guarantee, 7.00%, 2/1/2012	5,737,312
2,555,000		Ally Financial, Inc., Company Guarantee, 8.00%, 11/1/2031	2,797,725
3,550,000		Ally Financial, Inc., Company Guarantee, 8.00%, 3/15/2020	3,873,938
12,275,000		Ally Financial, Inc., Company Guarantee, 8.30%, 2/12/2015	13,487,156
3,800,000	[1,2]	Ally Financial, Inc., Company Guarantee, Series 144A, 7.50%, 9/15/2020	4,070,750
3,375,000	[1,2]	Ally Financial, Inc., Series 144A, 6.25%, 12/1/2017	3,442,500
2,150,000	[1,2]	CIT Group, Inc., Sr. 2nd Priority Note, Series 144A, 6.625%, 4/1/2018	2,180,831
40,100,000		CIT Group, Inc., Sr. Secd. Note, 7.00%, 5/1/2017	40,250,375
4,300,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.625%, 9/15/2015	4,740,750
16,125,000	[1,2]	International Lease Finance Corp., Sr. Note, Series 144A, 8.75%, 3/15/2017	18,180,937
1,100,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.25%, 12/15/2020	1,207,250
3,125,000		International Lease Finance Corp., Sr. Unsecd. Note, 8.875%, 9/1/2017	3,539,063
4,275,000		iPayment Holdings, Inc., Sr. Sub. Note, Series WI, 9.75%, 5/15/2014	4,275,000
14,125,000		Nuveen Investments, Company Guarantee, 10.50%, 11/15/2015	14,584,062
		TOTAL	125,098,472
		Food & Beverage – 3.6%
11,950,000		Aramark Corp., Sr. Note, 8.50%, 2/1/2015	12,517,625
2,250,000		Aramark Services, Inc., Floating Rate Note — Sr. Note, 3.80438%, 2/1/2015	2,238,750
3,800,000		B&G Foods, Inc., Sr. Note, 7.625%, 1/15/2018	4,113,500
2,875,000	[1,2]	Blue Merger Sub, Inc., Sr. Note, Series 144A, 7.625%, 2/15/2019	2,928,906
925,000	[1,2]	Darling International, Inc., Company Guarantee, Series 144a, 8.50%, 12/15/2018	1,010,563
9,675,000		Dean Foods Co., Company Guarantee, 7.00%, 6/1/2016	9,275,906
6,250,000	[1,2]	Dean Foods Co., Sr. Note, Series 144A, 9.75%, 12/15/2018	6,445,313
10,475,000	[1,2]	Michael Foods, Inc., Sr. Note, Series 144A, 9.75%, 7/15/2018	11,496,312
7,450,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Company Guarantee, 9.25%, 4/1/2015	7,813,187
4,700,000		Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp., Sr. Sub. Note, Series WI, 10.625%, 4/1/2017	5,064,250
850,000		Reddy Ice Corp., Sr. Secd. Note, 11.25%, 3/15/2015	890,375
5,450,000		Smithfield Foods, Inc., Sr. Note, 7.75%, 7/1/2017	5,886,000
1,800,000		TreeHouse Foods, Inc., Sr. Unsecd. Note, 7.75%, 3/1/2018	1,944,000
		TOTAL	71,624,687
		Gaming – 5.3%
5,375,000		American Casino & Entertainment, Sr. Secd. Note, 11.00%, 6/15/2014	5,744,531
4,625,000	[1,2]	Ameristar Casinos, Inc., 7.50%, 4/15/2021	4,648,125
8,075,000		Ameristar Casinos, Inc., Company Guarantee, 9.25%, 6/1/2014	8,912,781
7,550,000	[1,2]	Great Canadian Gaming Corp., Company Guarantee, Series 144A, 7.25%, 2/15/2015	7,738,750
9,900,000		Harrah's Operating Co., Inc., Sr. Secd. Note, 11.25%, 6/1/2017	11,298,375
8,400,000		Jacobs Entertainment, Inc., Sr. Note, 9.75%, 6/15/2014	8,526,000
15,650,000		MGM Mirage, Inc., Sr. Note, 7.50%, 6/1/2016	14,867,500
525,000		MGM Mirage, Inc., Sr. Secd. Note, 10.375%, 5/15/2014	603,750
1,050,000		MGM Mirage, Inc., Sr. Secd. Note, 11.125%, 11/15/2017	1,207,500
1,000,000		MGM Mirage, Inc., Sr. Secd. Note, 9.00%, 3/15/2020	1,101,250
3,575,000		MGM Mirage, Inc., Sr. Unsecd. Note, 11.375%, 3/1/2018	3,986,125
5,925,000		Peninsula Gaming, LLC, Company Guarantee, 10.75%, 8/15/2017	6,532,312
3,000,000		Peninsula Gaming, LLC, Sr. Secd. Note, 8.375%, 8/15/2015	3,217,500
700,000	[1,2]	Peninsula Gaming, LLC, Sr. Secd. Note, Series 144A, 8.375%, 8/15/2015	750,750
4,050,000		Penn National Gaming, Inc., Sr. Sub. Note, 6.75%, 3/1/2015	4,136,063
1,200,000		Penn National Gaming, Inc., Sr. Sub., 8.75%, 8/15/2019	1,330,500
4,100,000	[1,2]	San Pasqual Casino Development Group, Inc., Sr. Note, Series 144A, 8.00%, 9/15/2013	4,120,500
5,150,000	[1,2]	Seminole Tribe of Florida, Bond, Series 144A, 7.804%, 10/1/2020	5,097,058

Principal Amount or Shares			Value
$3,075,000	[1,2]	Seminole Tribe of Florida, Note, Series 144A, 7.75%, 10/1/2017	3,267,188
3,650,000		Wynn Las Vegas LLC, 1st Mtg. Bond, 7.875%, 11/1/2017	3,932,875
2,452,000	[1,2]	Yonkers Racing Corp., Sr. Secd. Note, Series 144A, 11.375%, 7/15/2016	2,740,110
		TOTAL	103,759,543
		Health Care – 8.6%
6,725,000		Alere, Inc., Company Guarantee, 9.00%, 5/15/2016	7,195,750
4,750,000		Alere, Inc., Sr. Note, 7.875%, 2/1/2016	4,981,563
6,250,000		Bausch & Lomb, Inc., Sr. Unsecd. Note, 9.875%, 11/1/2015	6,734,375
400,000		Bio-Rad Laboratories, Inc., Sr. Sub., 8.00%, 9/15/2016	445,000
15,200,000		Biomet, Inc., Sr. Sub. Note, Series WI, 11.625%, 10/15/2017	17,024,000
5,550,000		CRC Health Corp., Sr. Sub. Note, 10.75%, 2/1/2016	5,647,125
1,800,000	[1,2]	Fresenius Medical Care AG & Co. KGaA, Sr. Unsecd. Note, 9.00%, 7/15/2015	2,072,250
3,900,000	[1,2]	Grifols SA, Sr. Note, Series 144A, 8.25%, 2/1/2018	4,021,875
2,900,000	[1,2]	HCA Holdings, Inc, Sr. Unsecd. Note, Series 144A, 7.75%, 5/15/2021	3,037,750
2,925,000		HCA, Inc., Sr. Note, 7.50%, 11/6/2033	2,698,313
29,790,000		HCA, Inc., Sr. Secd. 2nd Priority Note, 9.625%, 11/15/2016	32,173,200
10,525,000		HCA, Inc., Sr. Secd. Note, 9.25%, 11/15/2016	11,380,156
9,950,000	[1,2]	Multiplan, Inc., Company Guarantee, Series 144A, 9.875%, 9/1/2018	10,696,250
7,550,000		Omnicare, Inc., Sr. Sub. Note, 6.875%, 12/15/2015	7,776,500
1,300,000		Omnicare, Inc., Sr. Sub., 7.75%, 6/1/2020	1,384,500
1,450,000	[1,2]	STHI Holding Corp., Series 144A, 8.00%, 3/15/2018	1,508,000
8,700,000		United Surgical Partners International, Inc., Company Guarantee, 9.25%, 5/1/2017	9,243,750
1,775,000		Universal Hospital Services, Inc., Floating Rate Note — Sr. Secured Note, 3.83406%, 6/1/2015	1,730,625
7,525,000		Universal Hospital Services, Inc., Sr. Secd. Note, 8.50%, 6/1/2015	7,891,844
12,613,906		VWR Funding, Inc., Company Guarantee, 10.25%, 7/15/2015	13,402,275
10,350,000		Vanguard Health Holdings II, Company Guarantee, 8.00%, 2/1/2018	10,647,562
3,275,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	3,389,569
3,475,000		Ventas Realty LP, Sr. Note, 6.50%, 6/1/2016	3,591,871
		TOTAL	168,674,103
		Industrial - Other – 4.6%
4,350,000		American Tire Distributors, Inc., Sr. Secd. Note, 9.75%, 6/1/2017	4,806,750
1,975,000	[1,2]	Amsted Industries, Inc., Sr. Note, Series 144A, 8.125%, 3/15/2018	2,115,719
1,925,000	[1,2]	Atkore International, Inc., Sr. Secd. Note, Series 144A, 9.875%, 1/1/2018	2,064,563
2,150,000	[1,2]	Baker & Taylor Acquisition Corp., Sr. Secd. Note, Series 144A, 11.50%, 7/1/2013	1,870,500
1,000,000		Belden CDT, Inc., Company Guarantee, 9.25%, 6/15/2019	1,113,750
4,875,000		Belden CDT, Inc., Sr. Sub. Note, 7.00%, 3/15/2017	5,015,156
5,700,000	[1,2]	Cleaver-Brooks, Inc., Sr. Secd. Note, Series 144A, 12.25%, 5/1/2016	6,013,500
2,550,000	[1,2]	Dresser-Rand Group, Inc., Sr. Sub., Series 144A, 6.50%, 5/1/2021	2,642,437
7,475,000		General Cable Corp., Sr. Note, 7.125%, 4/1/2017	7,745,969
2,950,000	[1,2]	Griffon Corp., Company Guarantee, Series 144A, 7.125%, 4/1/2018	3,016,375
4,675,000	[1,2]	International Wire Group, Sr. Secd. Note, Series 144A, 9.75%, 4/15/2015	4,984,719
8,225,000	[1,2]	Knowledge Learning Corp., Sr. Sub. Note, Series 144A, 7.75%, 2/1/2015	8,183,875
5,850,000	[1,2]	Maxim Finance Corp., Sr. Secd. Note, Series 144A, 12.25%, 4/15/2015	6,069,375
4,000,000		Mueller Water Products, Inc., Company Guarantee, 8.75%, 9/1/2020	4,470,000
4,250,000		Mueller Water Products, Inc., Sr. Sub. Note, Series WI, 7.375%, 6/1/2017	4,175,625
7,300,000		Rexnord, Inc., Company Guarantee, 8.50%, 5/1/2018	7,920,500
4,725,000		SPX Corp., Sr. Unsecd. Note, 7.625%, 12/15/2014	5,227,031
4,350,000		Sensus Metering Systems, Inc., Sr. Sub. Note, 8.625%, 12/15/2013	4,437,000
4,575,000		The Hillman Group, Inc., Company Guarantee, 10.875%, 6/1/2018	5,101,125

Principal Amount or Shares			Value
$1,425,000	[1,2]	The Hillman Group, Inc., Company Guarantee, Series 144A, 10.875%, 6/1/2018	1,588,875
1,150,000		Thermon Industries, Inc., Sr. Secd. Note, Series WI, 9.50%, 5/1/2017	1,247,750
		TOTAL	89,810,594
		Lodging – 0.3%
4,225,000		Host Hotels & Resorts LP, Sr. Note, 6.875%, 11/1/2014	4,394,000
150,000		Host Marriott LP, Company Guarantee, 6.375%, 3/15/2015	153,938
1,150,000		Host Marriott LP, Note, Series Q, 6.75%, 6/1/2016	1,191,687
477,000		Host Marriott LP, Unsecd. Note, 7.125%, 11/1/2013	486,540
		TOTAL	6,226,165
		Media - Cable – 1.5%
1,325,000	[1,2]	Cequel Communications Holdings, Sr. Note, Series 144A, 8.625%, 11/15/2017	1,387,938
4,000,000		Charter Communications Holdings II, Company Guarantee, 7.25%, 10/30/2017	4,200,000
1,325,000		Charter Communications Holdings II, Company Guarantee, Series WI, 7.875%, 4/30/2018	1,414,437
800,000		Charter Communications Holdings II, Company Guarantee, Series WI, 8.125%, 4/30/2020	874,000
3,624,103		Charter Communications Holdings II, Sr. Note, 13.50%, 11/30/2016	4,357,984
3,400,000		Charter Communications Holdings II, Sr. Note, 7.00%, 1/15/2019	3,502,000
1,050,000	[1,2]	Charter Communications Holdings II, Sr. Note, Series 144A, 7.00%, 1/15/2019	1,078,875
2,725,000	[1,2]	Insight Communication Co., Sr. Note, Series 144A, 9.375%, 7/15/2018	3,038,375
8,050,000		Virgin Media, Inc., Company Guarantee, Series 1, 9.50%, 8/15/2016	9,197,125
		TOTAL	29,050,734
		Media - Non-Cable – 7.9%
1,125,000	[1,2]	Citadel Broadcasting Corp., Company Guarantee, Series 144A, 7.75%, 12/15/2018	1,224,844
2,975,000	[1,2]	Clear Channel Communications, Inc., Gtd. Note, Series 144A, 9.00%, 3/1/2021	2,982,437
8,525,000		Clear Channel Outdoor Holdings, Inc., Company Guarantee, Series B, 9.25%, 12/15/2017	9,388,156
725,000		Clear Channel Worldwide, Company Guarantee, 9.25%, 12/15/2017	795,688
3,675,000		Entravision Communications Corp., Sr. Secd. Note, 8.75%, 8/1/2017	3,932,250
5,950,000	[1,2]	FoxCo Acquisitions, LLC, Sr. Note, Series 144A, 13.375%, 7/15/2016	6,664,000
5,200,000	[3]	Idearc, Inc., Company Guarantee, 8.00%, 11/15/2016	39,000
3,500,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.25%, 4/1/2019	3,521,875
2,350,000	[1,2]	Intelsat Jackson Holdings S.A., Company Guarantee, Series 144A, 7.50%, 4/1/2021	2,367,625
17,475,000		Intelsat Jackson Holdings S.A., Sr. Note, 11.25%, 6/15/2016	18,720,094
5,300,000	[1,2]	Intelsat Jackson Holdings S.A., Sr. Note, Series 144A, 8.50%, 11/1/2019	5,724,000
13,625,000		Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 9.50%, 2/1/2015	14,170,000
3,900,000		Lamar Media Corp., Company Guarantee, 7.875%, 4/15/2018	4,202,250
2,750,000		Lamar Media Corp., Sr. Sub. Note, 6.625%, 8/15/2015	2,818,750
3,450,000		Lamar Media Corp., Sr. Unsecd. Note, Series C, 6.625%, 8/15/2015	3,536,250
7,775,000		MDC Partners, Inc., Company Guarantee, 11.00%, 11/1/2016	8,746,875
9,150,000	[1,2]	Medimedia USA, Inc., Sr. Sub. Note, Series 144A, 11.375%, 11/15/2014	8,189,250
4,701,808		Nexstar Broadcasting Group, Inc., Company Guarantee, 7.00%, 1/15/2014	4,596,017
2,275,000		Nexstar Broadcasting Group, Inc., Company Guarantee, 0.5/7.00%, 1/15/2014	2,232,344
1,550,000		Nexstar Broadcasting Group, Inc., Sr. Secd. Note, Series WI, 8.875%, 4/15/2017	1,685,625
2,454,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.50%, 5/1/2016	2,901,855
3,323,000		Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, 11.625%, 2/1/2014	3,929,447
2,475,000	[1,2]	Nielsen Finance LLC/Nielsen Finance Co., Sr. Note, Series 144A, 7.75%, 10/15/2018	2,666,813
4,750,000	[1,2]	ProQuest Co., Company Guarantee, Series 144A, 9.00%, 10/15/2018	4,916,250
7,023,000	[1,2]	Rainbow National Services LLC, Sr. Sub. Note, Series 144A, 10.375%, 9/1/2014	7,303,920
7,725,000		SSI Investments II Ltd., Company Guarantee, 11.125%, 6/1/2018	8,690,625
4,450,000	[1,2]	Sirius XM Radio Inc., Sr. Note, Series 144A, 8.75%, 4/1/2015	5,028,500
9,325,000		Southern Graphics Systems, Inc., Sr. Sub. Note, Series WI, 12.00%, 12/15/2013	9,639,719

Principal Amount or Shares			Value
$4,525,000	[1,2]	XM Satellite Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 11/1/2018	4,796,500
		TOTAL	155,410,959
		Metals & Mining – 0.2%
1,825,000	[3,4,5]	Aleris International, Inc., Company Guarantee, 9.00%, 12/15/2014	183
2,325,000	[3,4,5]	Aleris International, Inc., Sr. Sub. Note, 10.00%, 12/15/2016	0
4,325,000		Aquilex Holdings, Company Guarantee, 11.125%, 12/15/2016	4,589,906
		TOTAL	4,590,089
		Packaging – 3.5%
2,750,000	[1,2]	Ardagh Packaging Finance PLC, Company Guarantee, Series 144A, 9.125%, 10/15/2020	2,990,625
3,925,000		Ball Corp., Sr. Note, 6.625%, 3/15/2018	4,042,750
2,425,000		Berry Plastics Corp., Sr. Secd. Note, 9.50%, 5/15/2018	2,425,000
2,550,000	[1,2]	Bway Holding Co., Sr. Note, Series 144A, 10.00%, 6/15/2018	2,817,750
6,500,000	[1,2]	Bway Holding Co., Sr. PIK Deb., Series 144A, 10.12%, 11/1/2015	6,727,500
2,075,000		Crown Americas, LLC, Company Guarantee, 7.625%, 5/15/2017	2,266,938
1,575,000	[1,2]	Crown Americas, LLC, Sr. Note, Series 144A, 6.25%, 2/1/2021	1,610,438
6,125,000		Graham Packaging Co., Company Guarantee, 8.25%, 1/1/2017	6,599,687
5,650,000		Graham Packaging Co., Company Guarantee, 8.25%, 10/1/2018	6,087,875
3,850,000		Greif, Inc., Sr. Unsecd. Note, 7.75%, 8/1/2019	4,225,375
1,325,000		Owens-Brockway Glass Container, Inc., Company Guarantee, 7.375%, 5/15/2016	1,459,156
5,325,000	[1,2]	Packaging Dynamics Corp., Series 144A, 8.75%, 2/1/2016	5,471,438
4,500,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 8.50%, 5/15/2018	4,578,750
4,825,000	[1,2]	Reynolds Group, Sr. Note, Series 144A, 9.00%, 4/15/2019	5,018,000
1,850,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.125%, 4/15/2019	1,905,500
8,325,000	[1,2]	Reynolds Group, Sr. Secd. Note, Series 144A, 7.75%, 10/15/2016	8,845,312
1,200,000	[1,2]	Reynolds Group, Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2021	1,194,000
		TOTAL	68,266,094
		Paper – 1.1%
1,250,000		Boise Paper Holdings, LLC, Company Guarantee, 8.00%, 4/1/2020	1,356,250
4,300,000		Boise Paper Holdings, LLC, Company Guarantee, 9.00%, 11/1/2017	4,794,500
1,450,000		Cascades, Inc., Company Guarantee, Series WI, 7.875%, 1/15/2020	1,537,000
750,000	[1,2]	Clearwater Paper Corp., Sr. Note, Series 144A, 7.125%, 11/1/2018	789,375
1,000,000		Clearwater Paper Corp., Sr. Unsecd. Note, 10.625%, 6/15/2016	1,135,000
850,000		Graphic Packaging International Corp., Company Guarantee, 9.50%, 6/15/2017	947,750
1,800,000		Graphic Packaging International Corp., Sr. Note, 7.875%, 10/1/2018	1,937,250
5,725,000		Rock-Tenn Co., Company Guarantee, 9.25%, 3/15/2016	6,326,125
3,175,000	[1,2]	Sappi Paper Holding AG, Sr. Secd. Note, Series 144A, 12.00%, 8/1/2014	3,656,346
		TOTAL	22,479,596
		Restaurants – 1.9%
1,300,000		Burger King Corp., Company Guarantee, Series WI, 9.875%, 10/15/2018	1,382,875
9,740,000	[1,2]	DineEquity Inc., Sr. Secd. Note, Series 144A, 9.50%, 10/30/2018	10,616,600
9,565,000	[1,2]	Dunkin' Finance Corp., Sr. Note, Series 144A, 9.625%, 12/1/2018	9,792,169
8,475,000		NPC International, Inc., Company Guarantee, 9.50%, 5/1/2014	8,708,062
6,625,000	[1,2]	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Sr. Secd. Note, Series 144A, 2.8095%, 3/15/2014	6,492,500
		TOTAL	36,992,206
		Retailers – 5.5%
3,600,000		Express, LLC, Company Guarantee, 8.75%, 3/1/2018	3,924,000
8,625,000		General Nutrition Center, Company Guarantee, 5.75%, 3/15/2014	8,625,000
950,000		General Nutrition Center, Sr. Sub. Note, 10.75%, 3/15/2015	950,000
7,900,000	[1,2]	Gymboree Corp., Sr. Note, Series 144A , 9.125%, 12/1/2018	7,702,500

Principal Amount or Shares			Value
$1,575,000		JC Penney Corp., Inc., Sr. Unsecd. Note, 7.40%, 4/1/2037	1,508,063
7,250,000	[1,2]	Jo-Ann Stores, Inc., Sr. Unsecd. Note, Series 144A, 8.125%, 3/15/2019	7,358,750
5,950,000		Limited Brands, Inc., Company Guarantee, 8.50%, 6/15/2019	6,857,375
1,525,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.65%, 7/15/2024	1,563,125
2,325,000		Macy's Retail Holdings, Inc., Company Guarantee, 6.90%, 1/15/2032	2,325,000
1,125,000		Macy's Retail Holdings, Inc., Company Guarantee, 7.00%, 2/15/2028	1,141,875
9,775,000	[1,2]	PETCO Animal Supplies, Inc., Sr. Note, Series 144A , 9.25%, 12/1/2018	10,508,125
2,325,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.125%, 4/15/2017	2,452,875
4,725,000	[1,2]	QVC, Inc., Sr. Secd. Note, Series 144A, 7.50%, 10/1/2019	4,984,875
9,950,000		Sally Beauty Holdings, Inc., 10.50%, 11/15/2016	10,870,375
3,825,000		The Yankee Candle Co., Inc., Sr. Note, 8.50%, 2/15/2015	3,987,562
10,100,000		The Yankee Candle Co., Inc., Sr. Sub. Note, 9.75%, 2/15/2017	10,794,375
9,125,000		Toys 'R' Us, Inc., Company Guarantee, Series WI, 10.75%, 7/15/2017	10,402,500
9,075,000		United Auto Group, Inc., Sr. Sub. Note, 7.75%, 12/15/2016	9,426,656
2,275,000	[1,2]	YCC Holdings LLC, Sr. Note, Series 144A, 10.25%, 2/15/2016	2,303,438
		TOTAL	107,686,469
		Services – 2.1%
3,575,000	[1,2]	Bankrate, Inc., Company Guarantee, Series 144A, 11.75%, 7/15/2015	4,084,438
7,425,000	[1,2]	Garda World Security Corp., Sr. Unsecd. Note, Series 144A, 9.75%, 3/15/2017	8,037,562
73,000		KAR Holdings, Inc., Company Guarantee, 10.00%, 5/1/2015	77,289
8,600,000		KAR Holdings, Inc., Company Guarantee, 8.75%, 5/1/2014	8,922,500
4,150,000	[1,2]	Reliance Intermediate Holdings LP, Sr. Unsecd. Note, Series 144A, 9.50%, 12/15/2019	4,575,375
9,300,000		West Corp., Company Guarantee, 11.00%, 10/15/2016	10,044,000
5,800,000	[1,2]	West Corp., Sr. Note, Series 144A, 7.875%, 1/15/2019	5,923,250
775,000	[1,2]	West Corp., Sr. Unsecd. Note, Series 144A, 8.625%, 10/1/2018	819,563
		TOTAL	42,483,977
		Technology – 10.1%
6,450,000		Activant Solutions, Inc., Sr. Sub. Note, 9.50%, 5/1/2016	6,675,750
5,775,000		Advanced Micro Devices, Inc., Sr. Unsecd. Note, Series WI, 8.125%, 12/15/2017	6,034,875
7,950,000	[1,2]	Allen Systems Group, Inc., Sr. Secd. 2nd Priority Note, Series 144A, 10.50%, 11/15/2016	8,109,000
7,675,000	[1,2]	Aspect Software, Inc., Sr. Note, Series 144A, 10.625%, 5/15/2017	8,250,625
12,975,000	[1,2]	CDW Escrow Corp., Sr. Note, Series 144A, 8.50%, 4/1/2019	13,023,656
3,275,000		Ceridian Corp., Sr. Unsecd. Note, 11.25%, 11/15/2015	3,422,375
7,525,000	[1,2]	CommScope, Inc., Sr. Note, Series 144A, 8.25%, 1/15/2019	7,901,250
8,675,000	[1,2]	Compucom System, Inc., Sr. Sub. Note, Series 144A, 12.50%, 10/1/2015	9,423,219
1,950,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.625%, 7/15/2017	2,123,063
5,050,000		Fidelity National Information Services, Inc., Company Guarantee, Series WI, 7.875%, 7/15/2020	5,542,375
6,950,000	[1,2]	Freescale Semiconductor, Inc., Series 144A, 10.75%, 8/1/2020	7,836,125
6,625,000	[1,2]	Freescale Semiconductor, Inc., Sr. Secd. Note, Series 144A, 9.25%, 4/15/2018	7,287,500
8,025,000		GXS WORLDWIDE INC., Sr. Secd. Note, 9.75%, 6/15/2015	8,205,562
5,425,000	[1,2]	Interactive Data Corp., Sr. Note, Series 144A, 10.25%, 8/1/2018	6,116,688
6,575,000		Lender Processing Services, Sr. Note, 8.125%, 7/1/2016	6,879,094
5,475,000		Kemet Corp., Sr. Note, 10.50%, 5/1/2018	6,200,437
6,575,000		MagnaChip Semiconductor S.A., Sr. Note, Series WI, 10.50%, 4/15/2018	7,380,437
6,462,000		SERENA Software, Inc., Sr. Sub. Note, 10.375%, 3/15/2016	6,833,565
1,934,000		SS&C Technologies, Inc., Sr. Sub. Note, 11.75%, 12/1/2013	2,008,943
2,600,000	[1,2]	Seagate Technology HDD Holdings, Company Guarantee, Series 144A, 7.75%, 12/15/2018	2,704,000
6,450,000		Seagate Technology HDD Holdings, Sr. Note, 6.80%, 10/1/2016	6,796,687
1,875,000	[1,2]	Seagate Technology HDD Holdings, Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2020	1,879,688

Principal Amount or Shares			Value
$6,550,000	[1,2]	Spansion, Inc., Company Guarantee, Series 144A, 7.875%, 11/15/2017	6,697,375
8,050,000	[1,2]	SITEL Corp., Sr. Unsecd. Note, Series 144A, 11.50%, 4/1/2018	7,536,812
7,325,000		Stream Global Services, Inc., Sr. Secd. Note, 11.25%, 10/1/2014	7,874,375
6,525,000		SunGard Data Systems, Inc., Company Guarantee, 10.625%, 5/15/2015	7,185,656
1,250,000	[1,2]	SunGard Data Systems, Inc., Sr. Note, Series 144A, 7.375%, 11/15/2018	1,284,375
10,225,000		SunGard Data Systems, Inc., Sr. Sub. Note, Series WI, 10.25%, 8/15/2015	10,761,812
5,900,000	[1,2]	Syniverse Holdings, Inc., Sr. Note, Series 144A, 9.125%, 1/15/2019	6,283,500
2,550,000	[1,2]	Trans Union LLC, Company Guarantee, Series 144A, 11.375%, 6/15/2018	2,926,125
2,375,000		Unisys Corp., Sr. Unsecd. Note, 12.50%, 1/15/2016	2,677,813
3,675,000	[1,2]	Viasystems, Inc., Sr. Secd. Note, Series 144A, 12.00%, 1/15/2015	4,171,125
		TOTAL	198,033,882
		Transportation – 1.2%
5,850,000		Avis Budget Group, Inc., Company Guarantee, 8.25%, 1/15/2019	6,157,125
5,600,000		Avis Budget Group, Inc., Company Guarantee, 9.625%, 3/15/2018	6,216,000
1,400,000	[1,2]	CEVA Group PLC, Sr. Secd. Note, Series 144A, 11.625%, 10/1/2016	1,547,000
4,100,000	[1,2]	Hertz Corp., Company Guarantee, Series 144A, 6.75%, 4/15/2019	4,084,625
1,875,000		Hertz Corp., Sr. Note, 8.875%, 1/1/2014	1,931,250
1,500,000	[1,2]	Hertz Corp., Sr. Unsecd. Note, Series 144A, 7.50%, 10/15/2018	1,560,000
1,425,000		Stena AB, Sr. Note, 7.00%, 12/1/2016	1,425,000
		TOTAL	22,921,000
		Utility - Electric – 2.5%
9,875,000	[1,2]	Calpine Corp., Sr. Secd. Note, Series 144A, 7.50%, 2/15/2021	10,270,000
5,175,000		Dynegy Holdings, Inc., Sr. Note, 7.75%, 6/1/2019	4,042,969
6,000,000		Edison Mission Energy, Sr. Note, 7.75%, 6/15/2016	5,130,000
1,200,000		Edison Mission Energy, Sr. Unsecd. Note, 7.00%, 5/15/2017	969,000
1,186,593	[1,2]	FPL Energy National Wind, Note, Series 144A, 6.125%, 3/25/2019	1,137,680
5,475,000		NRG Energy, Inc., Sr. Note, 7.375%, 2/1/2016	5,680,312
10,200,000	[1,2]	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2018	10,595,250
5,100,000		Sierra Pacific Resources, Sr. Note, Series WI, 6.75%, 8/15/2017	5,253,638
9,200,000		Texas Competitive Electric Holdings Co. LLC, Company Guarantee, Series WI, 10.25%, 11/1/2015	5,428,000
		TOTAL	48,506,849
		Utility - Natural Gas – 2.9%
4,575,000		AmeriGas Partners LP, Sr. Note, 7.125%, 5/20/2016	4,769,437
9,150,000		Crosstex Energy, Inc., Company Guarantee, 8.875%, 2/15/2018	10,019,250
8,150,000		Energy Transfer Equity LP, Sr. Unsecd. Note, 7.50%, 10/15/2020	8,903,875
1,900,000	[1,2]	Ferrellgas, L.P., Sr. Note, Series 144A, 6.50%, 5/1/2021	1,852,500
5,500,000		Holly Energy Partners LP, Sr. Note, 6.25%, 3/1/2015	5,500,000
1,365,000		Inergy LP, Company Guarantee, 8.75%, 3/1/2015	1,481,025
7,125,000	[1,2]	Inergy LP, Sr. Note, Series 144A, 6.875%, 8/1/2021	7,436,719
7,425,000		Niska Gas Storage US, LLC, Company Guarantee, Series WI, 8.875%, 3/15/2018	8,111,812
1,125,000		Regency Energy Partners LP, Company Guarantee, 9.375%, 6/1/2016	1,285,313
4,275,000		Regency Energy Partners LP, Sr. Note, 6.875%, 12/1/2018	4,574,250
2,975,000		Southern Star Central Corp., Sr. Note, 6.75%, 3/1/2016	3,034,500
825,000		Suburban Propane Partners LP, Sr. Note, 7.375%, 3/15/2020	886,875
		TOTAL	57,855,556
		Wireless Communications – 3.6%
1,175,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	1,351,250
4,350,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	5,122,125
8,225,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	8,607,463

Principal Amount or Shares			Value
$2,540,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	2,667,000
3,125,000	[1]	Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	3,328,125
5,800,000		MetroPCS Wireless, Inc., Sr. Note, 6.625%, 11/15/2020	5,807,250
4,700,000		MetroPCS Wireless, Inc., Sr. Note, 7.875%, 9/1/2018	5,052,500
10,050,000		Nextel Communications, Inc., Sr. Note, Series D, 7.375%, 8/1/2015	10,137,937
20,775,000		Sprint Capital Corp., Company Guarantee, 6.90%, 5/1/2019	21,554,062
7,325,000		Sprint Nextel Corp., Unsecd. Note, 6.00%, 12/1/2016	7,389,094
		TOTAL	71,016,806
		Wireline Communications – 0.3%
725,000		TW Telecom, Inc., Company Guarantee, Series WI, 8.00%, 3/1/2018	785,719
4,900,000		Windstream Corp., Company Guarantee, 8.125%, 9/1/2018	5,255,250
		TOTAL	6,040,969
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,797,738,944)	1,933,011,559
		COMMON STOCKS – 0.0%
		Metals & Mining – 0.0%
57,533	[1,3,5]	Royal Oak Mines, Inc.	1,394
		Other – 0.0%
171	[1,3,5]	CVC Claims Litigation LLC	0
		TOTAL COMMON STOCKS (IDENTIFIED COST $1,682,483)	1,394
		PREFERRED STOCKS – 0.2%
		Financial Institutions – 0.2%
4,300	[1,2]	Ally Financial, Inc., Pfd., Series 144A, 7.00% (IDENTIFIED COST $1,352,990)	4,001,419
		MUTUAL FUND – 1.1%
22,963,442	[6,7]	Federated Prime Value Obligations Fund, Institutional Shares, 0.21% (AT NET ASSET VALUE)	22,963,442
		TOTAL INVESTMENTS — 99.5% (IDENTIFIED COST $1,823,737,859) [8]	1,959,977,814
		OTHER ASSETS AND LIABILITIES - NET — 0.5% [9]	9,043,563
		TOTAL NET ASSETS — 100%	$1,969,021,377
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2011, these restricted securities amounted to $673,700,213, which represented 34.2% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At March 31, 2011, these liquid restricted securities amounted to $652,622,856, which represented 33.1% of total net assets.

Additional information on restricted securities, excluding securities purchased under Rule 144A, if applicable, that have been deemed liquid by the Trustees, held at March 31, 2011, is as follows:

Security	Acquisition Date	Cost	Market Value
Digicel Ltd., Sr. Note, Series 144A, 10.50%, 4/15/2018	3/16/2010	$1,175,000	$1,351,250
Digicel Ltd., Sr. Note, Series 144A, 12.00%, 4/1/2014	3/06/2009 – 7/20/2009	$4,152,725	$5,122,125
Digicel Ltd., Sr. Note, Series 144A, 8.875%, 1/15/2015	2/22/2007 – 7/15/2009	$6,099,156	$8,607,463
Digicel Ltd., Sr. Note, Series 144A, 9.125%, 1/15/2015	2/22/2007 – 5/2/2008	$2,448,161	$2,667,000
Digicel Ltd., Sr. Note, Series 144A, 8.25%, 9/1/2017	11/23/2009 – 12/2/2009	$3,074,344	$3,328,125
Hard Rock Park Operations LLC, Sr. Secd. Note, Series 144A, 0.00%, 4/1/2012	3/23/2006 – 1/2/2008	$2,334,293	$0
Royal Oak Mines, Inc.	2/24/1999	$6,392	$1,394
CVC Claims Litigation LLC	3/26/1997 – 5/20/1998	$1,676,091	$0

3	Non-income producing security.

4	Issuer in default.
5	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees.
6	Affiliated holding.
7	7-Day net yield.
8	At March 31, 2011, the cost of investments for federal tax purposes was $1,810,861,987. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from changes in foreign currency rates was $149,115,827. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $170,836,085 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,720,258.
9	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures or options contracts;
  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Trustees have approved the use of a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$ —	$1,933,011,376	$183	$1,933,011,559
Equity Securities:
Common Stock
Domestic	—	—	0	0
International	—	—	1,394	1,394
Preferred Stock
Domestic	—	4,001,419	—	4,001,419
Mutual Fund	22,963,442	—	—	22,963,442
TOTAL SECURITIES	$22,963,442	$1,937,012,795	$1,577	$1,959,977,814

Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Investments in Corporate Bonds Securities	Investments in Equity Domestic Securities	Investments in Equity – International Securities
Balance as of January 1, 2011	$0	$0	$1,360
Change in unrealized appreciation/depreciation	(13,865)	—	34
Net purchases (sales)	—	—	—
Realized gain (loss)	—	—	—
Transfers in and/or out of level [1]	14,048 [1]	—	—
Balance as of March 31, 2011	$183	$0	$1,394
The total change in unrealized appreciation (depreciation) attributable to investments still held at March 31, 2011.	$(13,865)	$ —	$34
1	Transferred from Level 2 to Level 3 because fair values were determined using valuation techniques utilizing unobservable market data due to observable market data being unavailable. Transfers shown represent the value of the securities at the beginning of the period.

The following acronym is used throughout this portfolio:

PIK — Payment in Kind

Federated Inflation-Protected Securities Core Fund

Portfolio of Investments

March 31, 2011 (unaudited)

Principal Amount			Value
		U.S. Treasury – 96.8%
		Treasury Securities – 96.8%
$6,936,864		U.S. Treasury Inflation-Protected Bond, 1.750%, 1/15/2028	7,059,560
4,992,255		U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	5,320,184
2,852,472		U.S. Treasury Inflation-Protected Bond, 2.125%, 2/15/2040	3,013,369
4,322,081		U.S. Treasury Inflation-Protected Bond, 2.375%, 1/15/2025	4,846,403
5,781,657		U.S. Treasury Inflation-Protected Note, 0.625%, 4/15/2013	6,049,059
3,533,775		U.S. Treasury Inflation-Protected Note, 1.250%, 7/15/2020	3,643,764
1,527,345		U.S. Treasury Inflation-Protected Note, 1.375%, 1/15/2020	1,599,655
1,327,430		U.S. Treasury Inflation-Protected Note, 1.375%, 7/15/2018	1,411,639
7,147,072		U.S. Treasury Inflation-Protected Note, 1.625%, 1/15/2018	7,717,944
959,096		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2013	1,036,873
1,289,050		U.S. Treasury Inflation-Protected Note, 1.875%, 7/15/2019	1,412,315
4,170,845		U.S. Treasury Inflation-Protected Note, 2.000%, 1/15/2014	4,542,311
4,088,455	[1]	U.S. Treasury Inflation-Protected Note, 2.000%, 7/15/2014	4,483,246
2,402,092		U.S. Treasury Inflation-Protected Note, 2.375%, 1/15/2017	2,705,356
1,609,536		U.S. Treasury Inflation-Protected Note, 2.625%, 7/15/2017	1,846,440
		TOTAL U.S. TREASURY (IDENTIFIED COST $54,464,926)	56,688,118
		Repurchase Agreement – 2.8%
1,674,000		Interest in $5,778,000,000 joint repurchase agreement 0.17%, dated 3/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,778,027,285 on 4/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,895,158,546. (AT COST)	1,674,000
		TOTAL INVESTMENTS — 99.6% (IDENTIFIED COST $56,138,926) [2]	58,362,118
		OTHER ASSETS AND LIABILITIES - NET — 0.4% [3]	214,927
		TOTAL NET ASSETS — 100%	$58,577,045

At March 31, 2011, the Fund had the following outstanding futures contracts:

Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Depreciation
[4] U.S. Treasury Note 10 Year Short Futures	290	$34,519,063	June 2011	$(61,886)

Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities — Net.”

1	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
2	At March 31, 2011, the cost of investments for federal tax purposes was $56,138,926. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $2,223,192. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,752,765 and net unrealized depreciation from investments for those securities having an excess of cost over value of $529,573.
3	Assets, other than investments in securities, less liabilities.
4	Non-income producing security.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
1

  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of March 31, 2011, in valuing the Fund's assets carried at fair value:

Valuation Inputs
	Level 1 — Quoted Prices and Investments in Mutual Funds	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
Debt Securities:
U.S. Treasury	$ —	$56,688,118	$ —	$56,688,118
Repurchase Agreement	—	1,674,000	—	1,674,000
TOTAL SECURITIES	$ —	$58,362,118	$ —	$58,362,118
OTHER FINANCIAL INSTRUMENTS*	$(61,886)	$ —	$ —	$(61,886)
*	Other financial instruments include futures contracts.
2

Federated Mortgage Core Portfolio

Portfolio of Investments

March 31, 2011 (unaudited)

Principal Amount			Value
		Collateralized Mortgage Obligations – 7.4%
		Federal Home Loan Mortgage Corporation – 2.6%
$14,098,538	[1]	REMIC 3144 FB, 0.605%, 4/15/2036	14,038,358
7,755,122	[1]	REMIC 3160 FD, 0.585%, 5/15/2036	7,727,175
3,700,230	[1]	REMIC 3175 FE, 0.565%, 6/15/2036	3,683,717
17,484,958	[1]	REMIC 3179 FP, 0.635%, 7/15/2036	17,457,917
2,098,081	[1]	REMIC 3206 FE, 0.655%, 8/15/2036	2,093,067
10,185,108	[1]	REMIC 3260 PF, 0.555%, 1/15/2037	10,151,134
6,103,688	[1]	REMIC 3296 YF, 0.655%, 3/15/2037	6,030,871
		TOTAL	61,182,239
		Federal National Mortgage Association – 2.3%
1,567,678	[1]	REMIC 2005-63 FC, 0.500%, 10/25/2031	1,552,491
2,999,291	[1]	REMIC 2006-43 FL, 0.650%, 6/25/2036	2,995,650
5,526,021	[1]	REMIC 2006-58 FP, 0.550%, 7/25/2036	5,505,810
10,177,295	[1]	REMIC 2006-81 FB, 0.600%, 9/25/2036	10,155,498
9,841,949	[1]	REMIC 2006-85 PF, 0.630%, 9/25/2036	9,798,861
9,727,770	[1]	REMIC 2006-104 FY, 0.590%, 11/25/2036	9,691,571
12,718,580	[1]	REMIC 2006-115 EF, 0.610%, 12/25/2036	12,677,018
		TOTAL	52,376,899
		Non-Agency Mortgage – 2.5%
4,333,890		Chase Mortgage Finance Corp. 2004-S3, Class 1A1, 5.000%, 3/25/2034	4,288,176
5,125,317		Countrywide Home Loans 2005-21, Class A2, 5.500%, 10/25/2035	4,735,727
9,458,088		Countrywide Home Loans 2007-14, Class A18, 6.000%, 9/25/2037	8,786,641
4,132,882		Credit Suisse Mortgage Capital Certificate 2007-4, Class 4A2, 5.500%, 6/25/2037	3,620,979
8,637,609		Lehman Mortgage Trust 2007-9, Class 1A1, 6.000%, 10/25/2037	8,062,690
3,914,471		Residential Funding Mortgage Securities I 2005-SA3, Class 3A, 5.247%, 8/25/2035	3,810,994
14,692,718		Sequoia Mortgage Trust 2011-1, Class A1, 4.125%, 2/25/2041	14,623,077
10,669,045		Structured Asset Securities Corp. 2005-17, Class 5A1, 5.500%, 10/25/2035	9,800,447
		TOTAL	57,728,731
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $173,871,593)	171,287,869
		Mortgage-Backed Securities – 95.2%
		Federal Home Loan Mortgage Corporation – 57.0%
10,000,000	[2]	3.500%, 4/1/2026	10,020,860
137,523,493	[2]	4.000%, 7/1/2025 - 12/1/2040	140,488,871
454,796,871	[2]	4.500%, 6/1/2019 - 4/1/2041	465,904,529
357,455,225	[2]	5.000%, 7/1/2019 - 4/1/2041	373,873,137
246,365,977	[2]	5.500%, 3/1/2021 - 4/1/2041	263,004,786
34,129,233		6.000%, 5/1/2014 - 4/1/2038	37,048,917
16,353,633		6.500%, 7/1/2014 - 4/1/2038	18,273,684
2,288,954		7.000%, 12/1/2011 - 9/1/2037	2,603,893
520,080		7.500%, 12/1/2022 - 5/1/2031	589,393
495,728		8.000%, 12/1/2029 - 3/1/2031	564,668
10,649		8.500%, 9/1/2025	12,189
21,336		9.000%, 5/1/2017	23,557
978		9.500%, 4/1/2021	1,139
		TOTAL	1,312,409,623
1

Principal Amount			Value
		Federal National Mortgage Association – 30.5%
$9,942,692		3.500%, 1/1/2026	9,967,564
49,810,768	[2]	4.000%, 4/1/2026 - 1/1/2041	49,188,459
130,578,493	[2]	4.500%, 12/1/2019 - 4/1/2041	132,985,177
154,833,665	[2]	5.000%, 5/1/2023 - 5/1/2041	162,340,181
154,796,578		5.500%, 9/1/2014 - 7/1/2038	165,933,327
135,883,455		6.000%, 12/1/2013 - 9/1/2039	147,813,628
21,704,587		6.500%, 8/1/2014 - 10/1/2038	24,283,212
8,128,293		7.000%, 3/1/2012 - 6/1/2037	9,231,182
678,800		7.500%, 6/1/2011 - 6/1/2033	769,840
224,502		8.000%, 7/1/2023 - 3/1/2031	255,260
6,825		9.000%, 11/1/2021 - 6/1/2025	7,639
		TOTAL	702,775,469
		Government National Mortgage Association – 7.7%
109,556,526	[2]	4.500%, 2/15/2039 - 4/15/2041	113,070,550
38,586,656	[2]	5.000%, 1/15/2039 - 4/15/2041	40,919,619
7,735,536		5.500%, 12/20/2038 - 2/15/2039	8,364,443
9,541,645		6.000%, 10/15/2028 - 3/15/2040	10,504,034
906,517		6.500%, 10/15/2028 - 2/15/2032	1,022,059
1,038,229		7.000%, 11/15/2027 - 12/15/2031	1,183,026
517,394		7.500%, 4/15/2029 - 1/15/2031	592,517
606,928		8.000%, 1/15/2022 - 11/15/2030	696,197
49,415		8.500%, 3/15/2022 - 9/15/2029	56,434
1,833		9.500%, 10/15/2020	2,120
135,503		12.000%, 4/15/2015 - 6/15/2015	153,459
		TOTAL	176,564,458
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $2,133,625,931)	2,191,749,550
		Repurchase Agreements – 22.3%
65,097,000	[1]	Interest in $5,778,000,000 joint repurchase agreement 0.17%, dated 3/31/2011 under which Bank of America, N.A. will repurchase securities provided as collateral for $5,778,027,285 on 4/1/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 4/15/2040 and the market value of those underlying securities was $5,895,158,546.	65,097,000
10,438,000	[3]	Interest in $21,340,000 joint repurchase agreement 0.15%, dated 3/21/2011 under which Barclays Capital, Inc. will repurchase a security provided as collateral for $21,342,668 on 4/20/2011. The security provided as collateral at the end of the period was a U.S. Government Agency security maturing on 5/15/2038 and the market value of that underlying security was $21,981,208.	10,438,000
295,496,000	[1,3]	Interest in $500,000,000 joint repurchase agreement 0.17%, dated 3/10/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $500,080,278 on 4/13/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 11/1/2047 and the market value of those underlying securities was $511,513,616.	295,496,000
131,622,000	[1,3]	Interest in $200,903,000 joint repurchase agreement 0.16%, dated 3/16/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $200,932,466 on 4/18/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 3/1/2041 and the market value of those underlying securities was $205,545,847.	131,622,000
10,000,000	[3]	Interest in $50,000,000 joint repurchase agreement 0.17%, dated 3/21/2011 under which Deutsche Bank Securities, Inc. will repurchase securities provided as collateral for $50,007,083 on 4/20/2011. The securities provided as collateral at the end of the period were U.S. Government Agency securities with various maturities to 10/1/2038 and the market value of those underlying securities was $51,002,650.	10,000,000
		TOTAL REPURCHASE AGREEMENTS (AT COST)	512,653,000
		TOTAL INVESTMENTS — 124.9% (IDENTIFIED COST $2,820,150,524) [4]	2,875,690,419
		OTHER ASSETS AND LIABILITIES - NET — (24.9)% [5]	(572,739,614)
		TOTAL NET ASSETS — 100%	$2,302,950,805

1	All or a portion of these securities are segregated pending settlement of dollar-roll transactions.
2	All or a portion of these To Be Announced Securities (TBAs) are subject to dollar-roll transactions.

2

3	Although the repurchase date is more than seven days after the date of purchase, the Fund has the right to terminate the repurchase agreement at any time with seven-days' notice.
4	At March 31, 2011, the cost of investments for federal tax purposes was $2,820,150,524. The net unrealized appreciation of investments for federal tax purposes was $55,539,895. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $65,354,642 and net unrealized depreciation from investments for those securities having an excess of cost over value of $9,814,747.
5	Assets, other than investment in securities, less liabilities. A significant portion of this balance is the result of dollar-roll transactions as of March 31, 2011.

Note: The categories of investments are shown as a percentage of total net assets at March 31, 2011.

Investment Valuation

In calculating its net asset value (NAV), the Fund generally values investments as follows:

  Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
  Fixed-income securities acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), which approximates market value.
  Shares of other mutual funds are valued based upon their reported NAVs.
  Derivative contracts listed on exchanges are valued at their reported settlement or closing price.
  Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
  For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the purchase price of the security, information obtained by contacting the issuer, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded and public trading in similar securities of the issuer or comparable issuers.

If the Fund cannot obtain a price or price evaluation from a pricing service for an investment, the Fund may attempt to value the investment based upon the mean of bid and asked quotations or fair value the investment based on price evaluations, from one or more dealers. If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could purchase or sell an investment at the price used to calculate the Fund's NAV.

Fair Valuation and Significant Events Procedures

The Trustees have authorized the use of pricing services to provide evaluations of the current fair value of certain investments for purposes of calculating the NAV. Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers, and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for other types of fixed-income securities and OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:

  With respect to price evaluations of fixed-income securities determined before the close of regular trading on the NYSE, actions by the Federal Reserve Open Market Committee and other significant trends in U.S. fixed-income markets;
  Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded; and
  Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.

The Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment using another method approved by the Trustees.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

Level 1 — quoted prices in active markets for identical securities, including investment companies with daily net asset values, if applicable. Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) Also includes securities valued at amortized cost. Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of March 31, 2011, all investments of the Fund utilized Level 2 inputs in valuing the Fund's assets carried at fair value.

The following acronym is used throughout this portfolio:

REMIC — Real Estate Mortgage Investment Conduit

3

Item 2.                      Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                                Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                                Federated Core Trust

By                      /S/ Richard A. Novak_
Richard A. Novak
Principal Financial Officer

Date                      May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By                      /S/ John B. Fisher
John B. Fisher
Principal Executive Officer

Date                      May 23, 2011

By                      /S/ Richard A. Novak
Richard A. Novak
Principal Financial Officer

Date                      May 23, 2011